UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                          July 17, 2007 to August 15, 2007


Commission File Number of issuing entity: 333-117573-05


                   Origen Manufactured Housing Contract Trust
                       Collateralized Notes, Series 2007-A
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-117573


                       Origen Residential Securities, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                             Origen Financial L.L.C.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    DELAWARE
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   20-1370314
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
     A-1          [   ]           [   ]           [ x ]
     A-2          [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days.   Yes [x]  No [ ]

PART I -DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

        On August 15, 2007 a distribution was made to holders of Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A.

        The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 7.  Significant Enhancement Provider Information

        The unaudited consolidated financial statements of Ambac Assurance Corporation and Subsidiaries as of June 30, 2007 and for the three and six month periods ended June 30, 2007 and 2006, which appear as
        Exhibit 99.05 in Ambac Financial Group's Quarterly Report on Form 10-Q for the period ended June 30, 2007 (filed on August 9, 2007) are incorporated by reference in this Form 10-D.

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Monthly Report distributed to Noteholders of Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A relating to the August 15, 2007 distribution and Item 601 of Regulation S-K, is filed as
        Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                Origen Manufactured Housing Contract Trust
                                Collateralized Notes, Series 2007-A

                      By:       Origen Financial L.L.C.

                                /s/ W. Anderson Geater, Jr.
                                ---------------------------
                      Name:     W. Anderson Geater, Jr.

                      Title:    Chief Financial Officer

                      Date:     August 21, 2007

EXHIBIT INDEX

Exhibit
Number          Description

EX-99.1 Monthly report distributed to Noteholders of Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A relating to the August 15, 2007 distribution.



                                  EXHIBIT 99.1
 Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A
                                  August 15, 2007


                               Table of Contents
                                                                           Page
Distribution Report ........................................................ 2
Factor Report .............................................................. 2
Delinquency Totals ......................................................... 3
Repossession Totals ........................................................ 4
Repossession Totals ........................................................ 4
Bankruptcy Group Total Report .............................................. 4


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Keith Richardson
                      Bank of New York - ITS - Global Debt
                       2 North LaSalle Street, Suite 1020
                  Chicago, Illinois 60606 / Fax: (312) 267-5210
                     Email: keith.r.richardson@bankofny.com


 Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A
                                  August 15, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                      DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                               ENDING
           FACE              PRINCIPAL                                                        REALIZED   DEFERRED    PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL            INTEREST         TOTAL        LOSSES   INTEREST    BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1          91,889,000.00     88,404,844.63   1,518,193.40     405,925.58      1,924,118.98      0.00      0.00       86,886,651.23
A2          92,500,000.00     92,500,000.00           0.00     407,000.00        407,000.00      0.00      0.00       92,500,000.00
CERT                 0.00              0.00           0.00     408,666.80        408,666.80      0.00      0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS     184,389,000.00    180,904,844.63   1,518,193.40   1,221,592.38      2,739,785.78      0.00      0.00      179,386,651.23
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                             BEGINNING                                                           ENDING            NOTE
CLASS        CUSIP           PRINCIPAL          PRINCIPAL       INTEREST         TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1       68620CAA8           962.08299829     16.52203637      4.41756445     20.93960082      945.56096192        5.510000%
A2       68620CAB6         1,000.00000000      0.00000000      4.40000000      4.40000000    1,000.00000000        5.280000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                       981.10432092      8.23364409      6.62508273     14.85872682      972.87067683
-----------------------------------------------------------------------------------------------------------------------------------

 Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A
                                  August 15, 2007

Beginning Collection Period                                                                                            07/01/07
Ending Collection Period                                                                                               07/31/07
Distribution Date                                                                                                      08/15/07

Actual Available for Distribution                                                                                  2,751,404.33

Section 7.05(a)(i)           Principal Payment Allocable to Holders                                                1,518,193.40

Section 7.05(a)(ii)          Interest Payment Allocable to Holders                                                   812,925.58

Section 7.05(a)(iii)         Servicing Fee                                                                           201,098.84
Indenture Trustee Fee                                                                                                  2,757.54
Indenture Trustee Expenses                                                                                               925.75
Owner Trustee Fee                                                                                                          0.00
Broker Agent Fee                                                                                                      19,270.83
Auction Agent Fee                                                                                                          0.00

Section 7.05(a)(iv)          Note Insurer Premium                                                                     44,398.20

Swap Fixed Payment                                                                                                   746,277.71
Swap Floating Payment                                                                                                802,011.48
Swap Payment In                                                                                                       55,733.77
Swap Payment Out                                                                                                           0.00

Section 7.05(a)(v)           Beginning Balance of Contracts                                                      196,938,740.28
Ending Balance of Contracts                                                                                      195,420,546.88

Section 7.05(a)(v)           Beginning Number of Contracts                                                                3,367
Section 7.05(a)(v)           Ending Number of Contracts                                                                   3,353
Weighted Average Remaining Maturity - Original                                                                           230.08
Weighted Average Remaining Term - Current                                                                                221.23
Weighted Average Contract Rate:                                                                                          9.414%

Section 7.05(a)(vi)          Number and Aggregate Principal Amounts of Contracts in Delinquency inlcuding Repossessions

                            Delinquency Totals
                               Group Totals
                                  Period        Number    Principal Balance   Percentage
                                30-59 days        17             737,622.59        0.38%
                                60-89 days        4              139,684.95        0.07%
                                  90+days         6              177,188.83        0.09%
                                   Total          27           1,054,496.37        0.54%

Number and Aggregate Principal Amounts of Contracts Repossessed During Reporting Period
                        Repossession Totals
                          Number of Loans     Principal Balance     Percentage
                                 1                    32,108.43          0.02%

Number and Aggregate Principal Amounts of Contracts in Inventory
                        Repossession Totals
                          Number of Loans   Principal Balance       Percentage
                                 1                  32,108.43            0.02%

Number and Aggregate Principal Amounts of Contracts in Bankruptcy

               Bankruptcy Group Total Report
                      Number of Loans      Principal Balance        Percentage
                             3                    153,096.77          0.08%

Section 7.05(a)(viii)        Principal Prepayments                                                                  898,032.52

Liquidation Proceeds                                                                                                      0.00

Section 7.05(a)(ix)          Realized Losses
Current Period                                                                                                            0.00
Cumulative                                                                                                                0.00

Section 7.05(a)(x)           Adjusted Note Balances
Class A                                                                                                         180,904,844.63

Section 7.05(a)(xi)          Interest Payment Amount
Interest Distribution - A-1                                                                                         405,925.58
Available Funds Cap Carry-Forward Paid - A-1                                                                              0.00
Available Funds Cap Carry-Forward Amount Remaining - A-1                                                                  0.00

Interest Distribution - A-2                                                                                         407,000.00
Available Funds Cap Carry-Forward Paid - A-2                                                                              0.00
Available Funds Cap Carry-Forward Amount Remaining - A-2                                                                  0.00

Reserve Account Balance                                                                                              50,000.00

Beginning Balance of Overcollateralization Amount                                                                16,033,895.65
Section 7.05(a)(xii)         Overcollateralization Target Amount                                                 16,033,895.65
Section 7.05(a)(xiii)        Overcollateralization Amount                                                        16,033,895.65

Section 7.05(a)(xiv)         Trust Certificate Distribution                                                         408,666.80

Expense Paid to LLC and DRS                                                                                               0.00
Servicing Fee Adjustment                                                                                             40,838.22
Miscellaneous Servicing Expenses                                                                                          0.00



Copyright 2007 Bank of New York & Co. All rights reserved.
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